Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

May 31, 2020

MED-QTLY-0720
1.802180.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Diversified Consumer Services - 0.9%
Specialized Consumer Services - 0.9%
Service Corp. International	260,700	$10,279,401
Health Care Providers & Services - 92.6%
Health Care Distributors & Services - 7.3%
AmerisourceBergen Corp.	537,200	51,216,648
McKesson Corp.	186,853	29,647,966
		80,864,614
Health Care Facilities - 6.3%
Brookdale Senior Living, Inc. (a)	2,707,000	9,907,620
HCA Holdings, Inc.	164,700	17,606,430
Surgery Partners, Inc. (a)(b)	1,259,700	16,886,279
U.S. Physical Therapy, Inc. (b)	193,100	14,316,434
Universal Health Services, Inc. Class B	108,600	11,451,870
		70,168,633
Health Care Services - 28.6%
1Life Healthcare, Inc.	810,794	24,879,214
Alignment Healthcare Partners unit (c)(d)	181,539	3,231,086
Amedisys, Inc. (a)	141,500	27,175,075
Andlauer Healthcare Group, Inc.	45,700	1,124,203
Chemed Corp.	84,700	40,529,797
Cigna Corp.	557,872	110,079,303
CVS Health Corp.	699,000	45,833,430
LHC Group, Inc. (a)	228,596	37,149,136
Quest Diagnostics, Inc.	242,600	28,694,728
		318,695,972
Managed Health Care - 50.4%
Anthem, Inc.	181,002	53,234,498
Centene Corp. (a)	1,281,350	84,889,438
HealthEquity, Inc. (a)(b)	253,600	15,715,592
Humana, Inc.	226,800	93,135,420
Molina Healthcare, Inc. (a)	277,100	51,490,722
UnitedHealth Group, Inc.	858,750	261,789,936
		560,255,606

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,029,984,825

Health Care Technology - 0.7%
Health Care Technology - 0.7%
Change Healthcare, Inc.	219,734	2,742,280
Teladoc Health, Inc. (a)(b)	29,329	5,105,006
		7,847,286
Insurance - 1.5%
Insurance Brokers - 1.5%
eHealth, Inc. (a)(b)	122,700	16,002,534
Selectquote, Inc. (b)	11,400	313,728
		16,316,262
TOTAL COMMON STOCKS
(Cost $535,294,840)		1,064,427,774

Nonconvertible Preferred Stocks - 0.2%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Oak Street Health LLC Series III-E (c)(d)(e)
(Cost $2,199,938)	14,076	2,825,053

Money Market Funds - 3.6%
Fidelity Cash Central Fund 0.11% (f)	26,148,775	26,154,005
Fidelity Securities Lending Cash Central Fund 0.10% (f)(g)	14,051,593	14,052,998
TOTAL MONEY MARKET FUNDS
(Cost $40,207,434)		40,207,003
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $577,702,212)		1,107,459,830
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,042,324
NET ASSETS - 100%		$1,112,502,154

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,056,139 or 0.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$2,200,001
Oak Street Health LLC Series III-E	2/21/20	$2,199,938

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,875
Fidelity Securities Lending Cash Central Fund	72,132
Total	$79,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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